COMMITMENTS AND CONTINGENCIES - Legal Proceeding (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) item complaint
COMMITMENTS AND CONTINGENCIES
Number of cases filed | complaint	10
Amount collected from accounts receivables | $	$ 1,070
Number of case still open | item	1